Financial instruments - additional disclosures (Details 4) - Contract or underlying principal amout [member] - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	$ 8,410	$ 8,220
EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	2,768	3,623
USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	4,361	3,427
JPY
Disclosure of derivative financial instruments [line items]
Derivative financial instruments		43
Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments	1,281	1,127
Derivative financial instruments, at fair value currency related [member]
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	8,410	8,220
Derivative financial instruments, at fair value currency related [member] | EUR
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	2,768	3,623
Derivative financial instruments, at fair value currency related [member] | USD
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	4,361	3,427
Derivative financial instruments, at fair value currency related [member] | JPY
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts		43
Derivative financial instruments, at fair value currency related [member] | Others
Disclosure of derivative financial instruments [line items]
Derivative financial instruments, forward foreign exchange rate contracts	$ 1,281	$ 1,127